UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  9/30

Date of reporting period: 6/30/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2011 (Unaudited)

DWS Small Cap Core Fund
	Shares	Value ($)
Common Stocks 99.5%
Consumer Discretionary 11.6%
Auto Components 0.6%
Dana Holding Corp.*	21,900	400,769
Standard Motor Products, Inc.	7,500	114,225

		514,994
Distributors 0.1%
Core-Mark Holding Co., Inc.*	1,300	46,410
Diversified Consumer Services 0.3%
Mac-Gray Corp.	4,500	69,525
Pre-Paid Legal Services, Inc.*	2,700	179,523

		249,048
Hotels Restaurants & Leisure 1.8%
Ameristar Casinos, Inc.	600	14,226
Biglari Holdings, Inc.*	100	39,105
Brinker International, Inc.	7,900	193,234
Carrols Restaurant Group, Inc.*	200	2,088
Domino's Pizza, Inc.*	30,200	762,248
Einstein Noah Restaurant Group, Inc.	600	8,982
Multimedia Games Holding Co., Inc*	23,000	104,650
Penn National Gaming, Inc.*	1,800	72,612
Red Robin Gourmet Burgers, Inc.*	9,100	331,058

		1,528,203
Household Durables 0.4%
CSS Industries, Inc.	4,000	83,720
iRobot Corp.*	700	24,703
Lifetime Brands, Inc.	5,400	63,396
Tempur-Pedic International, Inc.*	500	33,910
Tupperware Brands Corp.	2,400	161,880

		367,609
Leisure Equipment & Products 1.6%
Arctic Cat, Inc.*	8,400	112,812
Brunswick Corp.	10,900	222,360
JAKKS Pacific, Inc.*	3,700	68,117
Johnson Outdoors, Inc. "A"*	2,300	39,376
Polaris Industries, Inc.	7,800	867,126

		1,309,791
Media 0.3%
AH Belo Corp. "A"	12,300	91,512
Fisher Communications, Inc.*	1,400	41,748
Interpublic Group of Companies, Inc.	10,700	133,750

		267,010
Multiline Retail 1.0%
Dillard's, Inc. "A"	16,400	855,096
Specialty Retail 4.7%
Aaron's, Inc.	35,300	997,578
Ann, Inc.*	2,200	57,420
Ascena Retail Group, Inc.*	5,000	170,250
bebe stores, inc.	9,900	60,489
Dick's Sporting Goods, Inc.*	8,500	326,825
DSW, Inc. "A"*	11,005	556,963
Foot Locker, Inc.	33,700	800,712
Limited Brands, Inc.	7,800	299,910
Lithia Motors, Inc. "A"	6,000	117,780
Pier 1 Imports, Inc.*	6,300	72,891
Shoe Carnival, Inc.*	2,100	63,315
Stage Stores, Inc.	500	8,400
The Finish Line, Inc. "A"	9,500	203,300
Ulta Salon, Cosmetics & Fragrance, Inc.*	3,600	232,488

		3,968,321
Textiles, Apparel & Luxury Goods 0.8%
Crocs, Inc.*	6,700	172,525
Fossil, Inc.*	700	82,404
Iconix Brand Group, Inc.*	3,400	82,280
Movado Group, Inc.	11,700	200,187
Perry Ellis International, Inc.*	3,700	93,425

		630,821
Consumer Staples 3.5%
Beverages 0.1%
Constellation Brands, Inc. "A"*	1,300	27,066
National Beverage Corp.	2,900	42,485

		69,551
Food & Staples Retailing 0.1%
Susser Holdings Corp.*	4,000	62,880
Village Super Market, Inc. "A"	800	22,168

		85,048
Food Products 1.7%
B&G Foods, Inc.	10,200	210,324
Dole Food Co., Inc.*	9,700	131,144
Fresh Del Monte Produce, Inc.	2,700	72,009
Imperial Sugar Co.	16,700	334,000
John B. Sanfilippo & Son, Inc.*	700	5,922
Omega Protein Corp.*	16,600	229,080
Seneca Foods Corp. "A"*	2,200	56,276
Smithfield Foods, Inc.*	17,100	373,977

		1,412,732
Household Products 0.3%
Central Garden & Pet Co. "A"*	22,600	229,390
Personal Products 1.3%
Elizabeth Arden, Inc.*	11,300	328,039
Herbalife Ltd.	12,300	708,972
Nature's Sunshine Products, Inc.*	2,500	48,700

		1,085,711
Energy 9.0%
Energy Equipment & Services 3.4%
Complete Production Services, Inc.*	14,000	467,040
Dresser-Rand Group, Inc.*	1,100	59,125
Newpark Resources, Inc.*	20,300	184,121
Oceaneering International, Inc.	8,200	332,100
Patterson-UTI Energy, Inc.	4,100	129,601
PHI, Inc. (Non Voting)*	9,100	197,743
Pioneer Drilling Co.*	21,200	323,088
SEACOR Holdings, Inc.	8,700	869,652
Tesco Corp.*	10,400	201,864
Union Drilling, Inc.*	6,200	63,798

		2,828,132
Oil, Gas & Consumable Fuels 5.6%
Bill Barrett Corp.*	16,400	760,140
Delek US Holdings, Inc.	17,300	271,610
Marathon Oil Corp.	16,900	890,292
PetroQuest Energy, Inc.*	16,500	115,830
REX American Resources Corp.*	4,700	78,020
Rosetta Resources, Inc.*	1,200	61,848
Stone Energy Corp.*	32,300	981,597
Tesoro Corp.*	20,400	467,364
Valero Energy Corp.	5,900	150,863
W&T Offshore, Inc.	35,900	937,708

		4,715,272
Financials 15.1%
Capital Markets 1.5%
American Capital Ltd.*	82,300	817,239
Calamos Asset Management, Inc. "A"	4,900	71,148
E*TRADE Financial Corp.*	10,400	143,520
Oppenheimer Holdings, Inc. "A"	100	2,821
optionsXpress Holdings, Inc.	1,300	21,684
TICC Capital Corp.	3,300	31,680
Virtus Investment Partners, Inc.*	2,500	151,750

		1,239,842
Commercial Banks 5.3%
Associated Banc-Corp.	24,200	336,380
Cathay General Bancorp.	29,200	478,588
Century Bancorp., Inc. "A"	2,200	58,212
Enterprise Financial Services Corp.	900	12,177
First BanCorp. - North Carolina	1,900	19,456
First Citizens BancShares, Inc. "A"	600	112,332
First Community Bancshares, Inc.	1,900	26,600
First Interstate BancSystem, Inc. "A"	1,200	17,688
First Merchants Corp.	43,500	388,890
First Midwest Bancorp., Inc.	8,900	109,381
KeyCorp	5,800	48,314
Lakeland Bancorp., Inc.	1,040	10,379
MainSource Financial Group, Inc.	28,400	235,720
MidWestOne Financial Group, Inc.	1,800	26,010
National Penn Bancshares, Inc.	17,100	135,603
Peoples Bancorp., Inc.	1,700	19,159
Pinnacle Financial Partners, Inc.*	8,800	136,928
PrivateBancorp., Inc.	10,900	150,420
Regions Financial Corp.	116,100	719,820
Southwest Bancorp., Inc.*	6,700	65,593
StellarOne Corp.	6,100	73,871
Susquehanna Bancshares, Inc.	32,600	260,800
Virginia Commerce Bancorp., Inc.*	3,000	17,730
WesBanco, Inc.	3,000	58,980
Zions Bancorp.	36,800	883,568

		4,402,599
Consumer Finance 0.3%
Credit Acceptance Corp.*	700	59,129
First Cash Financial Services, Inc.*	2,900	121,771
World Acceptance Corp.*	1,000	65,570

		246,470
Diversified Financial Services 0.9%
ASTA Funding, Inc.	7,700	64,603
Compass Diversified Holdings (Limited Partnership)	5,500	90,695
Interactive Brokers Group, Inc. "A"	15,500	242,575
MarketAxess Holdings, Inc.	7,000	175,420
NewStar Financial, Inc.*	11,500	122,820
Portfolio Recovery Associates, Inc.*	800	67,832

		763,945
Insurance 2.2%
American Safety Insurance Holdings Ltd.*	13,800	264,132
Aspen Insurance Holdings Ltd.	6,900	177,537
Crawford & Co. "B"	6,900	48,783
Erie Indemnity Co. "A"	2,400	169,728
FBL Financial Group, Inc. "A"	1,100	35,365
Infinity Property & Casualty Corp.	3,500	191,310
Maiden Holdings Ltd.	41,000	373,100
Reinsurance Group of America, Inc.	7,100	432,106
White Mountains Insurance Group Ltd.	400	168,064

		1,860,125
Real Estate Investment Trusts 4.5%
Anworth Mortgage Asset Corp. (REIT)	75,900	570,009
Ashford Hospitality Trust (REIT)	26,300	327,435
Capstead Mortgage Corp. (REIT)	33,300	446,220
Getty Realty Corp. (REIT)	12,700	320,421
MFA Financial, Inc. (REIT)	86,800	697,872
National Health Investors, Inc. (REIT)	11,100	493,173
Rayonier, Inc. (REIT)	12,300	803,805
Winthrop Realty Trust (REIT)	10,100	120,594

		3,779,529
Thrifts & Mortgage Finance 0.4%
Bank Mutual Corp.	16,200	59,454
BankFinancial Corp.	2,700	22,869
Berkshire Hills Bancorp., Inc.	2,200	49,258
ESSA Bancorp., Inc.	3,100	38,502
First Financial Holdings, Inc.	11,600	104,052
United Financial Bancorp., Inc.	1,800	27,774
Westfield Financial, Inc.	6,300	51,156

		353,065
Health Care 12.7%
Biotechnology 0.9%
Cubist Pharmaceuticals, Inc.*	17,100	615,429
SciClone Pharmaceuticals, Inc.*	3,700	22,348
SuperGen, Inc.*	37,100	110,558

		748,335
Health Care Equipment & Supplies 1.2%
The Cooper Companies, Inc.	12,300	974,652
Health Care Providers & Services 7.1%
Allied Healthcare International, Inc.*	7,500	18,675
AMERIGROUP Corp.*	14,100	993,627
Continucare Corp.*	18,100	111,858
Coventry Health Care, Inc.*	19,400	707,518
Ensign Group, Inc.	1,400	42,546
Five Star Quality Care, Inc.*	21,000	122,010
Health Net, Inc.*	3,600	115,524
Healthspring, Inc.*	6,300	290,493
Humana, Inc.	9,900	797,346
Kindred Healthcare, Inc.*	24,800	532,456
Magellan Health Services, Inc.*	19,000	1,040,060
Metropolitan Health Networks, Inc.*	19,000	91,010
National Healthcare Corp.	7,300	361,861
Providence Service Corp.*	600	7,590
Triple-S Management Corp. "B"*	3,500	76,055
WellCare Health Plans, Inc.*	11,900	611,779

		5,920,408
Life Sciences Tools & Services 0.9%
Cambrex Corp.*	18,938	87,494
PerkinElmer, Inc.	24,100	648,531

		736,025
Pharmaceuticals 2.6%
Akorn, Inc.*	6,500	45,500
Cornerstone Therapeutics, Inc.*	2,500	22,400
Medicines Co.*	11,400	188,214
Medicis Pharmaceutical Corp. "A"	15,800	603,086
Questcor Pharmaceuticals, Inc.*	19,300	465,130
ViroPharma, Inc.*	46,600	862,100
Watson Pharmaceuticals, Inc.*	400	27,492

		2,213,922
Industrials 17.7%
Aerospace & Defense 1.8%
Ceradyne, Inc.*	14,100	549,759
Cubic Corp.	14,300	729,157
LMI Aerospace, Inc.*	3,800	92,834
Moog, Inc. "A"*	3,200	139,264

		1,511,014
Air Freight & Logistics 0.5%
Forward Air Corp.	10,900	368,311
Airlines 0.4%
Alaska Air Group, Inc.*	4,600	314,916
SkyWest, Inc.	3,300	49,698

		364,614
Building Products 0.3%
Gibraltar Industries, Inc.*	19,900	225,268
Commercial Services & Supplies 2.2%
Clean Harbors, Inc.*	2,600	268,450
Corrections Corp. of America*	6,200	134,230
G & K Services, Inc. "A"	14,000	474,040
Multi-Color Corp.	2,000	49,380
R.R. Donnelley & Sons Co.	900	17,649
Standard Register Co.	6,600	20,790
Sykes Enterprises, Inc.*	16,500	355,245
Team, Inc.*	1,900	45,847
The Brink's Co.	16,700	498,161

		1,863,792
Construction & Engineering 2.8%
Fluor Corp.	7,700	497,882
KBR, Inc.	13,100	493,739
MasTec, Inc.*	2,200	43,384
Northwest Pipe Co.*	1,100	28,666
Pike Electric Corp.*	4,600	40,664
Primoris Services Corp.	21,000	270,900
Sterling Construction Co., Inc.*	20,500	282,285
Tutor Perini Corp.	10,900	209,062
URS Corp.*	10,800	483,192

		2,349,774
Electrical Equipment 0.6%
Encore Wire Corp.	4,700	113,834
EnerSys*	11,100	382,062

		495,896
Industrial Conglomerates 0.1%
Raven Industries, Inc.	800	44,568
Machinery 5.8%
Alamo Group, Inc.	7,600	180,120
Altra Holdings, Inc.*	11,800	283,082
Cascade Corp.	1,600	76,112
Colfax Corp.*	4,800	119,040
Force Protection, Inc.*	12,200	60,573
Gardner Denver, Inc.	10,600	890,930
Harsco Corp.	9,000	293,400
Hurco Companies, Inc.*	500	16,105
Kadant, Inc.*	9,600	302,496
L.B. Foster Co. "A"	1,100	36,201
Miller Industries, Inc.	25,000	467,250
Mueller Industries, Inc.	17,900	678,589
NACCO Industries, Inc. "A"	2,300	222,686
NN, Inc.*	26,200	391,952
Tecumseh Products Co. "A"*	700	7,140
Titan International, Inc.	19,900	482,774
Twin Disc, Inc.	9,500	366,985

		4,875,435
Marine 0.1%
International Shipholding Corp.	1,600	34,048
Professional Services 1.5%
Barrett Business Services, Inc.	1,400	20,048
CRA International, Inc.*	2,900	78,561
GP Strategies Corp.*	3,200	43,712
ICF International, Inc.*	5,400	137,052
Kelly Services, Inc. "A"*	5,400	89,100
On Assignment, Inc.*	9,500	93,385
School Specialty, Inc.*	6,700	96,413
SFN Group, Inc.*	25,100	228,159
Towers Watson & Co. "A"	7,500	492,825

		1,279,255
Road & Rail 0.8%
AMERCO*	4,100	394,215
P.A.M. Transportation Services, Inc.*	300	2,961
Saia, Inc.*	9,900	167,805
Werner Enterprises, Inc.	5,400	135,270

		700,251
Trading Companies & Distributors 0.8%
Aircastle Ltd.	1,800	22,896
Beacon Roofing Supply, Inc.*	3,900	88,998
CAI International, Inc.*	9,900	204,534
DXP Enterprises, Inc.*	11,200	283,920
Lawson Products, Inc.	3,500	68,845

		669,193
Information Technology 20.5%
Communications Equipment 2.0%
Brocade Communications Systems, Inc.*	8,400	54,264
Comtech Telecommunications Corp.	28,700	804,748
EchoStar Corp. "A"*	21,800	794,174

		1,653,186
Computers & Peripherals 0.8%
Electronics for Imaging, Inc.*	7,500	129,150
Imation Corp.*	51,100	482,384
Silicon Graphics International Corp.*	2,200	37,840

		649,374
Electronic Equipment, Instruments & Components 4.3%
Anixter International, Inc.	10,400	679,536
Arrow Electronics, Inc.*	1,500	62,250
AVX Corp.	12,400	188,976
Brightpoint, Inc.*	6,300	51,093
Coherent, Inc.*	7,300	403,471
Electro Rent Corp.	2,100	35,952
Insight Enterprises, Inc.*	4,100	72,611
Jabil Circuit, Inc.	16,700	337,340
Measurement Specialties, Inc.*	2,600	92,820
MTS Systems Corp.	1,400	58,562
Newport Corp.*	22,000	399,740
OSI Systems, Inc.*	3,800	163,400
PC Connection, Inc.*	15,400	127,512
Vishay Intertechnology, Inc.*	60,900	915,936

		3,589,199
Internet Software & Services 1.9%
IAC/InterActiveCorp.*	25,900	988,603
InfoSpace, Inc.*	20,500	186,960
Keynote Systems, Inc.	17,800	385,014
ModusLink Global Solutions, Inc.	13,200	59,136

		1,619,713
IT Services 1.6%
CACI International, Inc. "A"*	15,400	971,432
CIBER, Inc.*	14,600	81,030
Computer Task Group, Inc.*	9,800	129,066
TeleTech Holdings, Inc.*	8,500	179,180

		1,360,708
Semiconductors & Semiconductor Equipment 5.1%
Altera Corp.	17,300	801,855
Brooks Automation, Inc.*	7,000	76,020
CEVA, Inc.*	6,900	210,174
Cypress Semiconductor Corp.*	17,600	372,064
Entegris, Inc.*	36,900	373,428
Fairchild Semiconductor International, Inc.*	8,700	145,377
GT Solar International, Inc.*	68,400	1,108,080
KLA-Tencor Corp.	500	20,240
Kulicke & Soffa Industries, Inc.*	43,200	481,248
Lattice Semiconductor Corp.*	9,200	59,984
MKS Instruments, Inc.	500	13,210
Photronics, Inc.*	44,800	379,456
Silicon Image, Inc.*	9,500	61,370
Silicon Motion Technology Corp. (ADR)*	15,400	165,088

		4,267,594
Software 4.8%
ACI Worldwide, Inc.*	12,700	428,879
ePlus, Inc.*	4,000	105,760
Fair Isaac Corp.	2,100	63,420
Fortinet, Inc.*	2,400	65,496
Magma Design Automation, Inc.*	35,700	285,243
Manhattan Associates, Inc.*	18,700	644,028
MICROS Systems, Inc.*	6,100	303,231
NetScout Systems, Inc.*	5,300	110,717
OPNET Technologies, Inc.	11,700	478,998
TeleNav, Inc.*	37,000	656,010
TIBCO Software, Inc.*	30,300	879,306

		4,021,088
Materials 7.5%
Chemicals 5.1%
Innophos Holdings, Inc.	19,200	936,960
LSB Industries, Inc.*	13,200	566,544
Minerals Technologies, Inc.	4,200	278,418
OM Group, Inc.*	18,500	751,840
Rockwood Holdings, Inc.*	5,500	304,095
TPC Group, Inc.*	15,500	607,910
W.R. Grace & Co.*	9,000	410,670
Westlake Chemical Corp.	7,700	399,630

		4,256,067
Metals & Mining 0.6%
Hecla Mining Co.*	2,400	18,456
Materion Corp.*	2,000	73,940
Noranda Aluminum Holding Corp.*	3,300	49,962
Pan American Silver Corp.	1,400	43,246
Randgold Resources Ltd. (ADR)	3,700	310,985

		496,589
Paper & Forest Products 1.8%
Buckeye Technologies, Inc.	6,700	180,766
Domtar Corp.	8,100	767,232
KapStone Paper & Packaging Corp.*	8,600	142,502
Mercer International, Inc.*	12,800	129,024
Neenah Paper, Inc.	11,900	253,232
P.H. Glatfelter Co.	5,500	84,590

		1,557,346
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.1%
General Communication, Inc. "A"*	9,100	109,837
Wireless Telecommunication Services 0.6%
USA Mobility, Inc.	29,600	451,696
Utilities 1.2%
Electric Utilities 0.6%
El Paso Electric Co.	7,900	255,170
PNM Resources, Inc.	4,800	80,352
Portland General Electric Co.	6,800	171,904

		507,426
Gas Utilities 0.6%
Chesapeake Utilities Corp.	2,600	104,078
Southwest Gas Corp.	10,800	416,988

		521,066

Total Common Stocks (Cost $75,348,094)		83,244,364
Cash Equivalents 0.5%
Central Cash Management Fund, 0.11% (a) (Cost $411,704)	411,704	411,704

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $75,759,798) †	100.0	83,656,068
Other Assets and Liabilities, Net	0.0	4,421

Net Assets	100.0	83,660,489

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $76,024,806. At June 30, 2011, net unrealized appreciation for all securities based on tax cost was $7,631,262.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,171,052 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,539,790.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At June 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Russell E-Mini 2000 Index	USD	9/16/2011	8	660,320	30,160

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(b)	$83,244,364	$—	$—	$83,244,364
Short-Term Investments	411,704	—	—	411,704
Derivatives(c)	30,160	—	—	30,160
Total	$83,686,228	$—	$—	$83,686,228

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2011.
(b)	See Investment Portfolio for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$30,160

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2011